Dec. 31, 2014
Castlerigg Equity Event and Arbitrage Fund
Castlerigg Equity Event and Arbitrage Fund
Effective 60 days after the filing of this Supplement, on or about September 22, 2015, the Castlerigg Equity Event and Arbitrage Fund is renamed the Castlerigg Event Driven and Arbitrage Fund.

Effective 60 days after the filing of this Supplement, on or about September 22, 2015, the first paragraph under the section entitled “Principal Investment Strategies” beginning on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will invest primarily in the equity securities of companies listed and/or traded on a U.S. or foreign securities exchange that the Adviser believes may be subject to an extraordinary event; and total return swaps or options on such securities. The Fund defines equity securities to mean common stock, convertible stock and warrants.  An “extraordinary event” (also known as an “equity event”) includes a merger, takeover bid, exchange offer, tender offer, spin-off, liquidation, recapitalization, corporate restructuring and/or other extraordinary corporate events that have been publicly announced. If the Adviser expects that securities of companies (or short sales with respect to such securities) in the same or related industries as a company experiencing an extraordinary event may be affected by such event, the Adviser will deem such companies securities also to be subject to the extraordinary event and eligible investments for purposes of the Fund’s primary investment policy.